Long-Term Debt - Aggregate Annual Maturities on Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Debt Disclosure [Abstract]
2013		$ 4,100
2014		4,100
2015		5,125
2016		4,100
2017		4,100
Thereafter		418,575
Gross principal		440,100
Less: discount		(13,556)
Total debt at December 30, 2012	$ 351,778	$ 426,544	$ 294,764